Vanguard® Explorer Fund
Schedule of Investments (unaudited)
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.7%)
Communication Services (2.8%)
*	Live Nation Entertainment Inc.	1,313,389	103,613
*	Cardlytics Inc.	567,150	71,438
*	Match Group Inc.	420,525	66,977
*	Cinemark Holdings Inc.	3,792,861	58,903
	New York Times Co. Class A	1,253,184	54,864
*	Take-Two Interactive Software Inc.	251,148	43,554
*	Cargurus Inc.	1,319,764	37,745
*	IAC/InterActiveCorp	242,443	33,285
	Electronic Arts Inc.	216,400	31,153
	Warner Music Group Corp. Class A	730,951	27,623
*	ZipRecruiter Inc. Class A	1,000,458	26,092
*	Bandwidth Inc. Class A	199,694	25,892
*	Roku Inc.	51,772	22,175
*	Iridium Communications Inc.	420,384	17,753
*	TechTarget Inc.	182,237	13,318
	Nexstar Media Group Inc. Class A	60,358	8,877
*	Zynga Inc. Class A	750,142	7,576
*	Yelp Inc. Class A	125,641	4,699
*	Playtika Holding Corp.	172,996	3,846
*	Madison Square Garden Sports Corp.	18,823	3,063
	Sinclair Broadcast Group Inc. Class A	104,196	2,948
*,1	Gogo Inc.	239,242	2,481
*	Magnite Inc.	81,454	2,468
*	EverQuote Inc. Class A	73,361	2,214
*	Clear Channel Outdoor Holdings Inc.	515,480	1,371
*	Globalstar Inc.	905,122	1,249
*	IDT Corp. Class B	19,546	973
*	AMC Networks Inc. Class A	18,335	918
*	IMAX Corp.	52,220	843
*	WideOpenWest Inc.	32,919	732
			678,643
Consumer Discretionary (13.7%)
*	Burlington Stores Inc.	578,835	193,794
*	Ollie's Bargain Outlet Holdings Inc.	1,528,750	142,327
*	Skechers USA Inc. Class A	2,135,186	114,617
*	Skyline Champion Corp.	2,023,503	114,126
*	Under Armour Inc. Class C	6,258,904	109,656
*	Etsy Inc.	589,936	108,259
	Levi Strauss & Co. Class A	3,855,312	106,098
	Carter's Inc.	945,502	92,413
	Wingstop Inc.	524,778	89,900
*	Vroom Inc.	2,394,099	88,677

		Shares	Market Value ($000)
	Acushnet Holdings Corp.	1,722,041	88,220
*	2U Inc.	1,964,734	85,269
*	Sally Beauty Holdings Inc.	4,456,950	84,325
*,2	Houghton Mifflin Harcourt Co.	7,198,968	81,492
*	Chegg Inc.	833,787	73,899
*	Farfetch Ltd. Class A	1,428,634	71,603
	Hanesbrands Inc.	3,920,938	71,596
*	Deckers Outdoor Corp.	165,931	68,173
*	frontdoor Inc.	1,308,028	64,015
	Papa John's International Inc.	506,665	57,821
*,1	Chewy Inc. Class A	652,029	54,575
*	Floor & Decor Holdings Inc. Class A	438,995	53,562
*	Leslie's Inc.	2,055,507	50,052
	Domino's Pizza Inc.	95,090	49,969
	Shutterstock Inc.	446,824	48,476
*	Revolve Group Inc.	660,467	45,975
*	Purple Innovation Inc. Class A	1,733,455	45,659
*	Ulta Beauty Inc.	132,041	44,339
	La-Z-Boy Inc.	1,217,401	40,880
*	Five Below Inc.	204,260	39,712
*	National Vision Holdings Inc.	687,868	37,131
	Pool Corp.	76,523	36,564
*	Dollar Tree Inc.	362,712	36,195
	Polaris Inc.	247,573	32,449
	Garmin Ltd.	203,915	32,055
	Ralph Lauren Corp. Class A	276,182	31,352
*	Carvana Co. Class A	91,340	30,833
*	RealReal Inc.	1,858,206	30,679
*	Crocs Inc.	219,561	29,819
*	Grand Canyon Education Inc.	306,624	28,323
*	Callaway Golf Co.	873,286	27,666
*,1	Petco Health & Wellness Co. Inc. Class A	1,300,002	26,819
*	Canada Goose Holdings Inc.	599,542	25,439
*	Bright Horizons Family Solutions Inc.	167,797	25,086
	Monro Inc.	390,730	22,662
	Rent-A-Center Inc.	350,153	20,036
*	Fox Factory Holding Corp.	114,943	18,568
	Tempur Sealy International Inc.	332,251	14,377
*	Coursera Inc.	400,000	14,236
*	Lululemon Athletica Inc.	30,381	12,158
*	Everi Holdings Inc.	534,054	12,118
	Signet Jewelers Ltd.	186,120	11,975
*	GameStop Corp. Class A	74,042	11,930
	Wendy's Co.	503,466	11,685
	Service Corp. International	174,629	10,913
	Williams-Sonoma Inc.	71,559	10,855
	Texas Roadhouse Inc. Class A	114,190	10,525
	H&R Block Inc.	421,713	10,353
*	Gentherm Inc.	122,406	10,151
*	Academy Sports & Outdoors Inc.	256,052	9,487
*	Children's Place Inc.	112,014	9,446
*	Scientific Games Corp. Class A	151,678	9,360
	Winnebago Industries Inc.	127,240	9,145
*	Sleep Number Corp.	85,206	8,453
*	Tapestry Inc.	199,291	8,430
*	Tenneco Inc. Class A	476,992	8,304
	PulteGroup Inc.	148,276	8,136
*	Dave & Buster's Entertainment Inc.	244,177	8,126

		Shares	Market Value ($000)
*	Penn National Gaming Inc.	114,921	7,858
*	YETI Holdings Inc.	78,340	7,546
	Camping World Holdings Inc. Class A	161,981	6,376
*	Overstock.com Inc.	81,089	5,647
*	Red Rock Resorts Inc. Class A	141,311	5,568
	Kontoor Brands Inc.	100,293	5,554
*	Brinker International Inc.	98,909	5,375
*	Bed Bath & Beyond Inc.	183,258	5,230
*	Bloomin' Brands Inc.	206,768	5,196
*	Master Craft Boat Holdings Inc.	194,458	5,184
	Churchill Downs Inc.	26,249	4,877
	Jack in the Box Inc.	43,836	4,772
*,1	Canoo Inc.	578,113	4,700
*	Abercrombie & Fitch Co. Class A	121,633	4,599
	Big Lots Inc.	77,471	4,463
*	Sonos Inc.	132,861	4,435
*	Visteon Corp.	37,686	4,298
*	Lumber Liquidators Holdings Inc.	223,233	4,259
*	Planet Fitness Inc. Class A	56,529	4,253
*	Perdoceo Education Corp.	354,118	4,200
	Hibbett Inc.	47,036	4,170
*	Urban Outfitters Inc.	108,861	4,047
*	Asbury Automotive Group Inc.	18,535	3,808
*	Dine Brands Global Inc.	47,880	3,709
*	XPEL Inc.	39,576	3,665
*	Ruth's Hospitality Group Inc.	178,520	3,565
*	Boyd Gaming Corp.	61,331	3,496
*	Lovesac Co.	54,019	3,279
*	American Axle & Manufacturing Holdings Inc.	338,231	3,277
*	El Pollo Loco Holdings Inc.	169,399	3,153
	Century Communities Inc.	40,327	2,801
*,1	QuantumScape Corp. Class A	113,618	2,603
	Wolverine World Wide Inc.	77,576	2,602
	Caleres Inc.	97,203	2,405
	Oxford Industries Inc.	25,385	2,207
*	Kirkland's Inc.	112,424	2,188
	Gentex Corp.	62,349	2,122
	Buckle Inc.	50,079	2,107
	Standard Motor Products Inc.	49,905	2,084
*	MarineMax Inc.	37,308	2,007
*	Six Flags Entertainment Corp.	47,359	1,968
*	Stitch Fix Inc. Class A	35,562	1,918
*	Vivint Smart Home Inc.	152,159	1,867
*	Chico's FAS Inc.	279,638	1,728
*	International Game Technology plc	89,981	1,687
	Aaron's Co. Inc.	55,989	1,616
*	Citi Trends Inc.	19,885	1,586
*	Cheesecake Factory Inc.	32,135	1,454
*	Party City Holdco Inc.	167,466	1,430
*	Neogames SA	28,009	1,351
*	Boot Barn Holdings Inc.	13,572	1,173
*	Vail Resorts Inc.	3,554	1,085
*	Drive Shack Inc.	429,763	1,083
*	Golden Entertainment Inc.	20,553	935
*	Groupon Inc. Class A	25,212	917
*	Red Robin Gourmet Burgers Inc.	30,382	797
*	Malibu Boats Inc. Class A	9,402	787
[1]	PetMed Express Inc.	24,496	769

		Shares	Market Value ($000)
*	Designer Brands Inc. Class A	51,456	750
*	SeaWorld Entertainment Inc.	15,660	742
*	WW International Inc.	19,685	605
			3,281,251
Consumer Staples (2.7%)
	Sanderson Farms Inc.	554,844	103,667
*	Performance Food Group Co.	2,199,179	100,766
*	BJ's Wholesale Club Holdings Inc.	1,666,239	84,378
	Nu Skin Enterprises Inc. Class A	1,412,345	75,829
*	Nomad Foods Ltd.	2,866,687	74,878
	Casey's General Stores Inc.	266,643	52,718
	Coca-Cola Consolidated Inc.	58,182	23,223
	Calavo Growers Inc.	410,548	23,130
	MGP Ingredients Inc.	340,973	20,339
*	Oatly Group AB ADR	967,400	17,171
*	Monster Beverage Corp.	181,715	17,139
*	Herbalife Nutrition Ltd.	314,391	16,015
	Medifast Inc.	26,046	7,437
	Vector Group Ltd.	527,885	7,053
*	Boston Beer Co. Inc. Class A	9,279	6,588
	John B Sanfilippo & Son Inc.	67,616	6,245
*	Pilgrim's Pride Corp.	214,595	4,753
*	USANA Health Sciences Inc.	49,637	4,729
	National Beverage Corp.	99,161	4,500
	Turning Point Brands Inc.	59,064	3,132
*	Darling Ingredients Inc.	33,584	2,320
[1]	Albertsons Cos. Inc. Class A	89,333	1,930
			657,940
Energy (0.9%)
*	Whiting Petroleum Corp.	812,434	38,103
*	ChampionX Corp.	1,448,898	33,672
	Delek US Holdings Inc.	1,788,075	31,077
	Viper Energy Partners LP	1,652,764	29,766
	Pioneer Natural Resources Co.	103,134	14,993
	Ovintiv Inc.	503,335	12,916
	Cabot Oil & Gas Corp.	755,303	12,085
	Texas Pacific Land Corp.	5,728	8,549
*	Denbury Inc.	122,363	8,040
*	Southwestern Energy Co.	1,665,934	7,846
*	Magnolia Oil & Gas Corp. Class A	538,163	7,534
*	Callon Petroleum Co.	150,868	5,938
*	Laredo Petroleum Inc.	99,992	5,506
	Oasis Petroleum Inc.	37,581	3,447
*	Kosmos Energy Ltd.	1,060,528	2,450
*	Tellurian Inc.	428,284	1,615
	Diamondback Energy Inc.	19,410	1,497
			225,034
Financials (7.6%)
	LPL Financial Holdings Inc.	931,598	131,393
*	SVB Financial Group	232,265	127,736
	Tradeweb Markets Inc. Class A	1,122,453	97,350
	Assured Guaranty Ltd.	1,979,361	94,633
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,653,077	93,895
	Voya Financial Inc.	1,419,245	91,399
	Synovus Financial Corp.	2,223,541	90,943
	MGIC Investment Corp.	6,337,340	87,709
	American Financial Group Inc.	685,638	86,726

		Shares	Market Value ($000)
	Assurant Inc.	525,119	82,869
	Western Alliance Bancorp	889,042	82,521
	Webster Financial Corp.	1,686,269	81,110
	Sterling Bancorp	3,449,086	74,880
	Prosperity Bancshares Inc.	1,054,817	71,928
*	Green Dot Corp. Class A	1,515,413	69,815
	PROG Holdings Inc.	1,100,733	48,179
	Houlihan Lokey Inc. Class A	510,467	45,483
	MarketAxess Holdings Inc.	83,870	39,853
*	PRA Group Inc.	956,062	37,086
*	Palomar Holdings Inc.	401,579	32,701
	WisdomTree Investments Inc.	4,896,168	30,258
*	Silvergate Capital Corp. Class A	277,751	28,553
	Primerica Inc.	148,249	21,677
	Piper Sandler Cos.	168,193	20,636
	SLM Corp.	1,078,192	20,302
	Bank OZK	454,598	18,507
*	Ryan Specialty Group Holdings Inc. Class A	606,654	17,896
*	Credit Acceptance Corp.	33,457	16,219
	Walker & Dunlop Inc.	112,381	11,629
*	Enova International Inc.	304,985	10,092
	Kinsale Capital Group Inc.	53,622	9,579
	Virtus Investment Partners Inc.	31,447	8,683
	Cowen Inc. Class A	210,668	8,422
	Brightsphere Investment Group Inc.	304,819	7,617
	Brown & Brown Inc.	106,770	5,808
*	Texas Capital Bancshares Inc.	84,440	5,318
	Moelis & Co. Class A	71,157	4,216
	Erie Indemnity Co. Class A	16,789	3,104
	Universal Insurance Holdings Inc.	206,778	2,928
	Meta Financial Group Inc.	48,406	2,406
	Morningstar Inc.	7,590	1,917
*	Triumph Bancorp Inc.	21,433	1,643
	Live Oak Bancshares Inc.	26,126	1,573
	PJT Partners Inc. Class A	19,739	1,543
	Great Western Bancorp Inc.	47,844	1,474
	Everest Re Group Ltd.	2,962	749
*	Upstart Holdings Inc.	6,080	734
	Pacific Premier Bancorp Inc.	19,243	731
			1,832,423
Health Care (21.6%)
*	ICON plc	1,059,789	257,815
*	Omnicell Inc.	1,095,795	160,534
*	Charles River Laboratories International Inc.	367,383	149,496
*	Acadia Healthcare Co. Inc.	2,339,311	144,382
*	Molina Healthcare Inc.	471,328	128,677
*	Insulet Corp.	447,927	125,281
*	LHC Group Inc.	537,976	115,762
	STERIS plc	524,480	114,310
*	Hologic Inc.	1,518,502	113,948
	Hill-Rom Holdings Inc.	817,620	113,208
	Bio-Techne Corp.	216,707	104,505
*	Globus Medical Inc. Class A	1,242,756	103,360
*	ABIOMED Inc.	293,141	95,898
*	Repligen Corp.	386,994	95,084
*	Penumbra Inc.	348,086	92,671
*	Amedisys Inc.	344,220	89,711
*	Catalent Inc.	746,969	89,494

		Shares	Market Value ($000)
*	Merit Medical Systems Inc.	1,204,749	84,441
*	Avantor Inc.	2,182,504	82,019
*	Veracyte Inc.	1,822,539	81,212
*	IDEXX Laboratories Inc.	108,026	73,299
*	Integra LifeSciences Holdings Corp.	947,199	68,568
*	Horizon Therapeutics plc	669,904	67,004
*	Haemonetics Corp.	1,066,340	64,823
*	Syneos Health Inc.	712,329	63,875
*	DexCom Inc.	116,799	60,211
*	Ultragenyx Pharmaceutical Inc.	751,380	59,983
*	Avanos Medical Inc.	1,553,044	58,923
*	HealthEquity Inc.	795,568	58,856
*	Apellis Pharmaceuticals Inc.	877,873	56,175
*	Maravai LifeSciences Holdings Inc. Class A	1,231,667	54,156
*	Neurocrine Biosciences Inc.	559,856	52,184
*	Inovalon Holdings Inc. Class A	1,298,448	49,185
*	AMN Healthcare Services Inc.	483,191	48,590
*	Mettler-Toledo International Inc.	32,775	48,301
*	Kodiak Sciences Inc.	563,627	47,255
	ResMed Inc.	171,664	46,658
*	Myriad Genetics Inc.	1,428,723	45,191
*	Tandem Diabetes Care Inc.	396,738	43,114
*	Quidel Corp.	293,831	41,568
*	Dicerna Pharmaceuticals Inc.	1,105,726	41,476
*,1	Cano Health Inc.	3,804,021	40,893
*	Y-mAbs Therapeutics Inc.	1,209,598	40,038
*	Neogen Corp.	862,691	37,579
*	Henry Schein Inc.	435,448	34,901
*	Allakos Inc.	427,329	33,998
	Bruker Corp.	400,004	32,900
*	Arena Pharmaceuticals Inc.	526,953	32,597
*	Turning Point Therapeutics Inc.	505,802	32,280
*	ALX Oncology Holdings Inc.	548,551	32,123
*	Mirati Therapeutics Inc.	195,080	31,225
*	Nevro Corp.	200,847	31,131
*	Align Technology Inc.	43,731	30,428
*	Axogen Inc.	1,486,139	30,273
*	Doximity Inc. Class A	480,860	29,765
*	TG Therapeutics Inc.	838,487	29,339
*	Exelixis Inc.	1,721,492	29,007
*	10X Genomics Inc. Class A	156,731	28,718
*	Ascendis Pharma A/S ADR	239,806	28,343
*	Pacira BioSciences Inc.	470,757	27,751
*	Revance Therapeutics Inc.	953,614	27,731
*	Halozyme Therapeutics Inc.	636,669	26,314
*	MEDNAX Inc.	901,705	26,258
	Cerner Corp.	314,623	25,293
*	NuVasive Inc.	386,489	24,716
*	Sotera Health Co.	1,039,429	24,634
*	Glaukos Corp.	476,572	24,305
*	CareDx Inc.	288,088	24,211
	Chemed Corp.	50,545	24,060
*	Theravance Biopharma Inc.	1,849,516	24,007
	PerkinElmer Inc.	129,465	23,592
*	Ligand Pharmaceuticals Inc.	203,738	23,126
*	Tenet Healthcare Corp.	315,961	22,699
*	Sage Therapeutics Inc.	478,803	20,938
*	Heron Therapeutics Inc.	1,663,789	20,564

		Shares	Market Value ($000)
*	Medpace Holdings Inc.	114,667	20,175
*	Agios Pharmaceuticals Inc.	418,385	20,120
*	REVOLUTION Medicines Inc.	695,291	19,913
*	Natera Inc.	169,449	19,405
*	SpringWorks Therapeutics Inc.	224,532	19,242
*	Novavax Inc.	107,117	19,209
*	Illumina Inc.	38,391	19,032
*	Stevanato Group SPA	925,810	18,692
	Select Medical Holdings Corp.	459,272	18,118
	Cooper Cos. Inc.	41,425	17,472
*	C4 Therapeutics Inc.	401,273	17,311
*	Veeva Systems Inc. Class A	48,445	16,118
*	Supernus Pharmaceuticals Inc.	591,939	15,586
*	Deciphera Pharmaceuticals Inc.	508,213	15,495
*	Arvinas Inc.	150,126	15,178
*	Viking Therapeutics Inc.	2,296,822	14,125
*	Sarepta Therapeutics Inc.	203,618	13,801
*	STAAR Surgical Co.	104,931	13,423
*	Exact Sciences Corp.	121,335	13,085
*	Agenus Inc.	2,397,934	12,421
	Ensign Group Inc.	132,468	11,269
*	MacroGenics Inc.	431,583	10,772
*	ModivCare Inc.	61,332	10,426
*,1	Talis Biomedical Corp.	946,340	9,747
*	Intellia Therapeutics Inc.	67,374	9,557
*	Forte Biosciences Inc.	278,390	8,341
*	Enanta Pharmaceuticals Inc.	195,403	8,256
*	Alkermes plc	318,879	8,249
	Encompass Health Corp.	96,610	8,043
*	Emergent BioSolutions Inc.	119,149	7,852
*	Ionis Pharmaceuticals Inc.	209,360	7,776
*	Tivity Health Inc.	289,116	7,251
*	Ortho Clinical Diagnostics Holdings plc Class H	321,780	7,230
*	Meridian Bioscience Inc.	348,216	7,138
*	iRhythm Technologies Inc.	134,548	6,878
*	Blueprint Medicines Corp.	75,557	6,639
*	Atara Biotherapeutics Inc.	519,272	6,621
*	Vanda Pharmaceuticals Inc.	393,284	6,414
*	Bluebird Bio Inc.	236,009	5,997
*	Puma Biotechnology Inc.	777,390	5,846
*	CytomX Therapeutics Inc.	1,067,482	5,775
*	Precision BioSciences Inc.	564,833	5,569
*	Travere Thrapeutics Inc.	395,087	5,432
*	Fortress Biotech Inc.	1,732,308	5,388
*	Inspire Medical Systems Inc.	29,344	5,375
*	ImmunoGen Inc.	954,606	5,355
*	Pacific Biosciences of California Inc.	154,059	4,953
*	Akebia Therapeutics Inc.	1,981,661	4,895
*	Biohaven Pharmaceutical Holding Co. Ltd.	38,214	4,815
*	Twist Bioscience Corp.	36,313	4,468
*	Option Care Health Inc.	213,416	4,422
*	Denali Therapeutics Inc.	85,960	4,387
*	Intercept Pharmaceuticals Inc.	252,010	4,355
	U.S. Physical Therapy Inc.	36,819	4,351
*	AtriCure Inc.	49,809	4,207
*,1	Clovis Oncology Inc.	761,044	3,676
*	Ovid therapeutics Inc.	940,320	3,507
*	Pennant Group Inc.	101,356	3,468

		Shares	Market Value ($000)
*	Translate Bio Inc.	125,218	3,461
*	Castle Biosciences Inc.	45,720	3,194
*	MannKind Corp.	776,640	3,184
*	Fate Therapeutics Inc.	38,443	3,183
*	Cassava Sciences Inc.	44,589	3,100
*	Protagonist Therapeutics Inc.	62,425	3,086
*	Surgery Partners Inc.	56,119	3,062
*	Molecular Templates Inc.	424,818	2,974
*	PAVmed Inc.	422,200	2,901
*	Reata Pharmaceuticals Inc. Class A	23,015	2,884
*	PTC Therapeutics Inc.	71,569	2,743
*	Affimed NV	406,956	2,706
	Owens & Minor Inc.	56,793	2,627
*	Sutro Biopharma Inc.	150,023	2,555
*	Mustang Bio Inc.	864,161	2,497
*	Fulgent Genetics Inc.	26,953	2,486
*	Evolent Health Inc. Class A	106,855	2,451
*	ACADIA Pharmaceuticals Inc.	113,035	2,445
*	Sangamo Therapeutics Inc.	247,473	2,371
*	Silk Road Medical Inc.	47,078	2,362
*	Minerva Neurosciences Inc.	1,241,858	2,285
*	Athenex Inc.	602,458	2,271
*	Anavex Life Sciences Corp.	124,590	2,236
*	Corcept Therapeutics Inc.	105,393	2,189
*	Ironwood Pharmaceuticals Inc. Class A	164,794	2,187
*	Radius Health Inc.	143,225	2,167
*	Cytokinetics Inc.	72,936	2,165
*	Personalis Inc.	97,966	2,056
*	FibroGen Inc.	156,112	2,029
*	NanoString Technologies Inc.	32,290	2,000
*	Allscripts Healthcare Solutions Inc.	115,239	1,968
*	Certara Inc.	72,160	1,963
*	Vocera Communications Inc.	46,090	1,934
*	ICU Medical Inc.	9,472	1,926
*,1	Esperion Therapeutics Inc.	119,148	1,834
*	Selecta Biosciences Inc.	528,838	1,830
*	REGENXBIO Inc.	52,874	1,709
*	Endo International plc	337,491	1,708
*	Lexicon Pharmaceuticals Inc.	467,460	1,655
*	Quanterix Corp.	30,726	1,633
*	Amneal Pharmaceuticals Inc.	325,809	1,606
*,1	vTv Therapeutics Inc. Class A	820,390	1,575
*	Editas Medicine Inc. Class A	36,482	1,527
*	NextCure Inc.	215,436	1,493
*	Kiniksa Pharmaceuticals Ltd. Class A	97,334	1,492
*	Invitae Corp.	53,091	1,486
*	Co-Diagnostics Inc.	143,082	1,447
*	Voyager Therapeutics Inc.	457,063	1,440
*,1	Bionano Genomics Inc.	238,402	1,414
*	Community Health Systems Inc.	101,242	1,349
	West Pharmaceutical Services Inc.	3,141	1,293
*,1	Retractable Technologies Inc.	107,784	1,269
*	Sorrento Therapeutics Inc.	148,786	1,222
*	Joint Corp.	15,305	1,209
*	Precigen Inc.	216,409	1,188
*,1	Ocugen Inc.	168,854	1,133
*	ZIOPHARM Oncology Inc.	495,275	1,124
*	Cutera Inc.	21,335	1,108

		Shares	Market Value ($000)
*	Syros Pharmaceuticals Inc.	236,590	1,093
*	Inari Medical Inc.	11,863	1,065
*	VBI Vaccines Inc.	344,562	1,027
*	Arrowhead Pharmaceuticals Inc.	14,785	1,024
*	1Life Healthcare Inc.	37,256	1,007
*	Amphastar Pharmaceuticals Inc.	45,367	950
*,1	Atossa Therapeutics Inc.	317,808	950
*	Apria Inc.	30,039	947
*	Xencor Inc.	30,194	929
*	Karyopharm Therapeutics Inc.	110,799	923
*	Inogen Inc.	10,877	868
*	Vir Biotechnology Inc.	23,998	856
*	Iovance Biotherapeutics Inc.	36,960	823
*	G1 Therapeutics Inc.	47,376	820
*	RadNet Inc.	22,009	809
*	Omeros Corp.	55,408	803
*	Cue Biopharma Inc.	74,522	777
*	Immunovant Inc.	73,772	772
*	Organogenesis Holdings Inc. Class A	50,167	770
*	Aldeyra Therapeutics Inc.	86,259	768
*	Spero Therapeutics Inc.	54,307	724
*	Adaptive Biotechnologies Corp.	18,317	672
*	Seres Therapeutics Inc.	49,541	352
			5,189,682
Industrials (18.3%)
*	Middleby Corp.	934,266	178,903
*	Trex Co. Inc.	1,646,231	159,849
*	TriNet Group Inc.	1,920,885	159,395
*	Clean Harbors Inc.	1,497,861	142,297
	Rexnord Corp.	2,052,584	115,622
	SPX FLOW Inc.	1,401,654	115,146
*	Kirby Corp.	1,878,259	108,770
	John Bean Technologies Corp.	729,873	106,985
	Kennametal Inc.	2,701,107	97,915
	Fortune Brands Home & Security Inc.	1,000,482	97,517
*	Sensata Technologies Holding plc	1,625,898	95,310
*	Builders FirstSource Inc.	2,138,210	95,150
*	AerCap Holdings NV	1,767,122	93,657
*	Mercury Systems Inc.	1,356,017	89,497
	EnerSys	890,982	87,904
	Spirit AeroSystems Holdings Inc. Class A	1,933,215	83,534
	Matson Inc.	1,214,556	81,521
	GATX Corp.	880,314	81,209
*	United Rentals Inc.	245,230	80,816
[2]	Enerpac Tool Group Corp. Class A	3,138,204	80,558
*	Chart Industries Inc.	512,209	79,623
*	Gibraltar Industries Inc.	1,063,520	79,424
*	Generac Holdings Inc.	182,402	76,492
	Ritchie Bros Auctioneers Inc.	1,239,956	74,063
*	Masonite International Corp.	634,940	71,850
	TransUnion	592,363	71,119
	IDEX Corp.	308,180	69,861
*	Fluor Corp.	4,144,251	69,043
*	Kornit Digital Ltd.	519,610	68,672
*	XPO Logistics Inc.	490,170	67,982
	Science Applications International Corp.	759,235	66,281
	BWX Technologies Inc.	1,153,425	66,241
*	RBC Bearings Inc.	275,364	64,711

		Shares	Market Value ($000)
*	SiteOne Landscape Supply Inc.	321,708	56,228
	CH Robinson Worldwide Inc.	615,103	54,849
	Tennant Co.	648,186	51,284
	Vertiv Holdings Co. Class A	1,784,079	50,026
*	Axon Enterprise Inc.	265,860	49,455
*	Teledyne Technologies Inc.	107,510	48,677
	Verisk Analytics Inc. Class A	249,367	47,365
	ABM Industries Inc.	1,016,776	47,270
	Rush Enterprises Inc. Class A	985,531	46,310
*,3	API Group Corp.	1,722,155	39,472
*	Shoals Technologies Group Inc. Class A	1,341,023	39,010
*	Cimpress plc	372,809	38,120
*	Kratos Defense & Security Solutions Inc.	1,333,456	36,270
	Booz Allen Hamilton Holding Corp. Class A	416,281	35,721
	Forward Air Corp.	378,482	33,473
	HEICO Corp. Class A	275,721	33,442
	Rockwell Automation Inc.	87,469	26,890
*	Atkore Inc.	352,831	26,501
	UFP Industries Inc.	352,870	26,204
*	Ameresco Inc. Class A	360,609	24,712
	Allison Transmission Holdings Inc.	594,400	23,722
	EMCOR Group Inc.	187,448	22,833
*	CoStar Group Inc.	250,893	22,292
*	AZEK Co. Inc. Class A	579,264	21,068
*	ACV Auctions Inc. Class A	875,807	20,284
*	GMS Inc.	401,251	19,713
	Boise Cascade Co.	378,230	19,346
	JB Hunt Transport Services Inc.	114,725	19,325
*	IAA Inc.	318,321	19,252
	Robert Half International Inc.	190,164	18,676
	Tetra Tech Inc.	134,314	17,934
	Landstar System Inc.	109,123	17,132
	Woodward Inc.	134,555	16,356
	Terex Corp.	318,342	15,255
	Applied Industrial Technologies Inc.	151,903	13,626
*	MRC Global Inc.	1,335,510	12,247
*	Upwork Inc.	232,445	12,038
	Heartland Express Inc.	705,913	12,022
	Allegion plc	87,790	11,992
*	Plug Power Inc.	409,989	11,184
	Franklin Electric Co. Inc.	122,989	10,056
	Exponent Inc.	89,232	9,556
	Simpson Manufacturing Co. Inc.	81,375	9,153
	GrafTech International Ltd.	727,525	8,272
*	SPX Corp.	123,972	8,264
*	Atlas Air Worldwide Holdings Inc.	119,543	8,006
*	Cornerstone Building Brands Inc.	449,698	7,564
	Pitney Bowes Inc.	802,463	6,420
	Primoris Services Corp.	213,570	6,386
	Werner Enterprises Inc.	131,127	5,994
*	TrueBlue Inc.	216,816	5,895
*	Avis Budget Group Inc.	69,290	5,735
	Nordson Corp.	25,243	5,708
	Graco Inc.	68,931	5,382
	Hillenbrand Inc.	109,206	4,947
*	Textainer Group Holdings Ltd.	140,478	4,535
*,1	Desktop Metal Inc. Class A	441,030	3,969
	Lincoln Electric Holdings Inc.	27,411	3,822

		Shares	Market Value ($000)
*	ASGN Inc.	37,249	3,767
	Toro Co.	32,667	3,716
	AGCO Corp.	26,843	3,546
*	Meritor Inc.	135,630	3,300
*	American Woodmark Corp.	42,985	3,192
	Donaldson Co. Inc.	41,457	2,744
*	MYR Group Inc.	26,235	2,509
	Huntington Ingalls Industries Inc.	11,868	2,434
	Brady Corp. Class A	41,583	2,274
	Albany International Corp. Class A	22,876	1,975
	REV Group Inc.	127,837	1,932
*	Herc Holdings Inc.	13,842	1,717
*,1	Virgin Galactic Holdings Inc.	56,366	1,690
*	HyreCar Inc.	76,034	1,329
*	Beacon Roofing Supply Inc.	22,450	1,201
*	BlueLinx Holdings Inc.	20,513	881
	Mueller Industries Inc.	17,851	775
	Argan Inc.	15,021	675
			4,393,814
Information Technology (22.3%)
*,2	Momentive Global Inc.	8,506,283	178,632
*	Five9 Inc.	884,171	177,975
*	Wix.com Ltd.	536,203	160,132
*	New Relic Inc.	2,184,644	150,915
	Monolithic Power Systems Inc.	304,602	136,845
	Power Integrations Inc.	1,379,497	133,797
*	Varonis Systems Inc. Class B	2,015,724	123,362
*	J2 Global Inc.	856,774	121,036
*	Concentrix Corp.	668,284	109,418
*	Cloudera Inc.	6,803,159	107,966
*	First Solar Inc.	1,231,113	105,925
*	ON Semiconductor Corp.	2,499,445	97,628
*	Ciena Corp.	1,663,239	96,701
	MKS Instruments Inc.	604,457	94,561
*	Manhattan Associates Inc.	570,210	91,023
*	GoDaddy Inc. Class A	1,039,828	87,190
*	Cadence Design Systems Inc.	587,500	86,744
*	Tower Semiconductor Ltd.	3,017,577	84,040
*	HubSpot Inc.	137,069	81,696
*	Viavi Solutions Inc.	4,827,102	80,564
	Maximus Inc.	898,393	79,957
*	Proofpoint Inc.	438,113	76,521
*	Fortinet Inc.	277,048	75,424
*	Smartsheet Inc. Class A	1,031,800	74,857
*	Medallia Inc.	2,046,702	69,322
*	Cornerstone OnDemand Inc.	1,403,675	67,292
	Entegris Inc.	554,151	66,853
*	Envestnet Inc.	868,901	65,367
*	Arrow Electronics Inc.	538,296	63,826
*	FireEye Inc.	3,125,776	63,141
*	Trimble Inc.	731,697	62,560
*	Euronet Worldwide Inc.	424,324	60,602
*	Enphase Energy Inc.	310,550	58,880
*	Everbridge Inc.	415,373	58,659
*	Silicon Laboratories Inc.	385,818	57,483
*	Dynatrace Inc.	833,056	53,207
	Belden Inc.	1,075,651	52,707
*	IPG Photonics Corp.	232,761	50,779

		Shares	Market Value ($000)
*	Avalara Inc.	299,210	50,019
*	8x8 Inc.	1,899,767	48,558
*	PTC Inc.	351,536	47,616
	Microchip Technology Inc.	313,590	44,881
	Jack Henry & Associates Inc.	253,344	44,105
*	Nuance Communications Inc.	776,573	42,634
*	Tyler Technologies Inc.	81,643	40,221
*	Semtech Corp.	627,657	38,858
*	WEX Inc.	191,392	36,313
*	Fair Isaac Corp.	68,362	35,816
	Cognex Corp.	393,517	35,578
*	Mimecast Ltd.	631,671	35,089
*	Aspen Technology Inc.	227,926	33,336
*	Palo Alto Networks Inc.	81,654	32,584
*	Rapid7 Inc.	284,700	32,385
*	Sprout Social Inc. Class A	361,959	32,156
*	DocuSign Inc. Class A	107,086	31,916
	Brooks Automation Inc.	356,801	31,759
*	Tenable Holdings Inc.	735,039	31,460
*	RingCentral Inc. Class A	113,841	30,426
	Jabil Inc.	464,211	27,639
*	Q2 Holdings Inc.	266,843	27,568
*	CyberArk Software Ltd.	192,785	27,381
*	Atlassian Corp. plc Class A	79,982	26,004
*	Domo Inc. Class B	290,722	25,679
*	ANSYS Inc.	69,172	25,487
*	Workiva Inc. Class A	194,816	25,281
*	Elastic NV	170,241	25,206
	TTEC Holdings Inc.	235,435	24,603
*	Teradata Corp.	495,014	24,582
*	N-Able Inc.	1,775,427	24,501
*	Onto Innovation Inc.	346,299	24,269
*	SolarWinds Corp.	2,113,887	23,760
	National Instruments Corp.	536,903	23,683
*	Nutanix Inc. Class A	652,025	23,486
*	Zendesk Inc.	176,415	23,027
*	Black Knight Inc.	275,172	22,787
*	Ultra Clean Holdings Inc.	417,791	22,565
*	ChannelAdvisor Corp.	963,952	22,450
*	Paycor HCM Inc.	805,426	22,149
*	PROS Holdings Inc.	509,666	22,130
*	EPAM Systems Inc.	39,332	22,018
*	Box Inc. Class A	910,111	21,770
*	Repay Holdings Corp. Class A	866,346	21,581
*	Comm Scope Holding Co. Inc.	992,639	21,004
	Marvell Technology Inc.	344,837	20,866
*	Sumo Logic Inc.	955,172	19,724
*	A10 Networks Inc.	1,540,105	19,667
*	Guidewire Software Inc.	158,923	18,308
*	MongoDB Inc. Class A	50,829	18,244
*	Alarm.com Holdings Inc.	218,670	18,198
*	Qualys Inc.	174,109	17,683
*	Bill.Com Holdings Inc.	80,032	16,552
*	Procore Technologies Inc.	150,000	15,492
*	Dropbox Inc. Class A	471,104	14,835
*	Unity Software Inc.	133,516	14,302
*	Digital Turbine Inc.	207,858	13,085
*	Avaya Holdings Corp.	509,498	12,340

		Shares	Market Value ($000)
	CDW Corp.	63,762	11,691
*	Ichor Holdings Ltd.	220,818	11,388
*	Coupa Software Inc.	50,913	11,048
*	Avid Technology Inc.	291,562	10,902
*	Monday.com Ltd.	49,177	10,882
*	SMART Global Holdings Inc.	211,742	9,918
*	Sentinelone Inc. Class A	200,000	9,862
*	Axcelis Technologies Inc.	221,954	8,556
	Amkor Technology Inc.	336,946	8,302
*	Zuora Inc. Class A	475,022	8,213
*	Extreme Networks Inc.	724,617	7,978
*	Calix Inc.	165,778	7,755
*	Plantronics Inc.	247,995	7,735
*	MACOM Technology Solutions Holdings Inc. Class H	123,741	7,637
*	Agilysys Inc.	127,866	7,104
	McAfee Corp.Class A	261,409	7,076
	Advanced Energy Industries Inc.	66,583	6,908
	CSG Systems International Inc.	147,717	6,700
*	NeoPhotonics Corp.	677,376	6,571
*	Diodes Inc.	74,645	6,121
*	Clear Secure Inc. Class A	122,218	6,041
*	Brightcove Inc.	524,919	6,021
*	Unisys Corp.	247,472	5,531
*	Cohu Inc.	155,470	5,505
*	eGain Corp.	440,680	5,143
*	Diebold Nixdorf Inc.	476,775	4,963
*	Paylocity Holding Corp.	23,279	4,829
*	3D Systems Corp.	173,776	4,786
*	Cambium Networks Corp.	97,642	4,301
*	LivePerson Inc.	64,427	4,103
*,1	Corsair Gaming Inc.	140,498	4,101
	Hackett Group Inc.	198,772	3,562
*,1	MicroVision Inc.	255,291	3,515
*	Appian Corp. Class A	29,666	3,454
*	ePlus Inc.	36,557	3,380
	EVERTEC Inc.	74,346	3,249
*	Ambarella Inc.	32,816	3,232
*	Allegro MicroSystems Inc.	117,467	3,220
*	Riot Blockchain Inc.	96,185	3,169
*,1	Maxeon Solar Technologies Ltd.	183,558	2,919
	Progress Software Corp.	61,785	2,817
*	FormFactor Inc.	73,194	2,727
*	Telos Corp.	95,415	2,674
*	Anaplan Inc.	45,786	2,619
*	Super Micro Computer Inc.	65,149	2,478
*	Veritone Inc.	118,490	2,450
*	MaxLinear Inc.	47,976	2,314
*	SPS Commerce Inc.	21,040	2,292
*	Zebra Technologies Corp. Class A	4,047	2,236
*	Sitime Corp.	15,500	2,102
*	International Money Express Inc.	118,414	1,917
*	Vonage Holdings Corp.	132,440	1,889
*	SunPower Corp.	74,969	1,857
*	CommVault Systems Inc.	23,823	1,801
*	LiveRamp Holdings Inc.	44,254	1,771
*	Kopin Corp.	244,566	1,648
*	Zix Corp.	220,604	1,635
*	BigCommerce Holdings Inc. Series 1	24,538	1,589

		Shares	Market Value ($000)
*	Insight Enterprises Inc.	14,117	1,417
*	ON24 Inc.	37,202	1,359
*,1	Eastman Kodak Co.	180,429	1,332
*	Mitek Systems Inc.	57,521	1,272
*	MicroStrategy Inc. Class A	1,636	1,024
*	Turtle Beach Corp.	30,150	932
*	Yext Inc.	68,143	888
	Pegasystems Inc.	5,846	746
*	Arlo Technologies Inc.	114,201	698
			5,345,058
Materials (2.0%)
	Smurfit Kappa Group plc	1,917,978	107,609
	Louisiana-Pacific Corp.	1,721,558	95,443
	Methanex Corp.	2,284,243	76,888
*	Summit Materials Inc. Class A	1,830,961	61,520
	Graphic Packaging Holding Co.	1,370,758	26,277
	Balchem Corp.	145,522	19,630
	Steel Dynamics Inc.	293,385	18,909
	Avery Dennison Corp.	64,673	13,625
	Trinseo SA	217,452	11,821
	RPM International Inc.	115,914	10,037
	Sensient Technologies Corp.	97,393	8,491
	Olin Corp.	133,316	6,270
	Westlake Chemical Corp.	72,592	6,019
*,1	MP Materials Corp.	148,848	5,600
*	O-I Glass Inc.	316,625	4,683
*	Ingevity Corp.	49,933	4,241
	Schnitzer Steel Industries Inc. Class A	61,147	3,205
*	Orion Engineered Carbons SA	141,341	2,555
	Tronox Holdings plc Class A	45,608	841
*	Berry Global Group Inc.	11,457	737
			484,401
Other (1.3%)
[4]	Vanguard Small-Cap ETF	1,373,109	304,761
Real Estate (3.0%)
	Life Storage Inc.	792,473	93,005
	Essential Properties Realty Trust Inc.	2,999,109	89,373
	VICI Properties Inc.	2,825,326	88,122
	PS Business Parks Inc.	544,725	83,708
	JBG SMITH Properties	2,495,160	81,417
	Pebblebrook Hotel Trust	2,114,744	47,561
*	Xenia Hotels & Resorts Inc.	2,529,999	44,730
	SBA Communications Corp. Class A	113,161	38,587
	CoreSite Realty Corp.	255,670	35,336
*	Redfin Corp.	391,218	22,914
	Iron Mountain Inc.	460,155	20,136
	Americold Realty Trust	484,600	18,827
	Uniti Group Inc.	1,348,614	15,792
	Lamar Advertising Co. Class A	49,002	5,224
[1]	GEO Group Inc.	617,508	4,273
*	eXp World Holdings Inc.	115,703	4,156
	CareTrust REIT Inc.	155,817	3,758
*	Ryman Hospitality Properties Inc.	36,022	2,763
	Innovative Industrial Properties Inc.	11,747	2,525
	RMR Group Inc. Class A	57,499	2,256
	Alexander's Inc.	7,820	2,181

		Shares	Market Value ($000)
	American Finance Trust Inc.	81,888	694
			707,338
Utilities (0.5%)
	Atlantica Sustainable Infrastructure plc	2,379,746	94,619
	NRG Energy Inc.	159,625	6,583
	Brookfield Renewable Corp. Class A (XNYS)	132,224	5,612
[1]	Brookfield Infrastructure Corp. Class A	54,357	3,520
	American States Water Co.	15,323	1,353
			111,687
Total Common Stocks (Cost $15,262,799)			23,212,032
Preferred Stock (0.0%)
*,1,5,6	Meta Material Inc. (Cost $267)	181,756	196
Temporary Cash Investments (3.5%)
Money Market Fund (3.0%)
[7,8]	Vanguard Market Liquidity Fund, 0.064%	7,149,148	714,915
		Face Amount ($000)
Repurchase Agreement (0.5%)
	Deutsche Bank Securities Inc. 0.050%, 8/2/21 (Dated 7/30/21, Repurchase Value $124,100,000, collateralized by U.S. Treasury Note/Bond 2.625%, 12/15/21, with a value of $126,582,000)	124,100	124,100
U.S. Government and Agency Obligations (0.0%)
[9]	U.S. Treasury Bill, 0.020%, 8/26/21	800	800
Total Temporary Cash Investments (Cost $839,718)			839,815
Total Investments (100.2%) (Cost $16,102,784)			24,052,043
Other Assets and Liabilities—Net (-0.2%)			(38,929)
Net Assets (100%)			24,013,114
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $74,042,000.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the aggregate value was $39,472,000, representing 0.2% of net assets.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Perpetual security with no stated maturity date.
6	Security value determined using significant unobservable inputs.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8	Collateral of $78,979,000 was received for securities on loan.
9	Securities with a value of $503,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2021	4,443	493,528	(20,152)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	23,104,423	107,609	—	23,212,032
Preferred Stock	—	—	196	196
Temporary Cash Investments	714,915	124,900	—	839,815
Total	23,819,338	232,509	196	24,052,043
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	20,152	—	—	20,152
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
F.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Oct. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2021 Market Value ($000)
BioTelemetry Inc.	87,075	1,786	149,536	50,245	10,430	—	—	—
Cardtronics plc Class A	56,987	—	126,000	21,643	47,370	—	—	—

		Current Period Transactions
	Oct. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2021 Market Value ($000)
Enerpac Tool Group Corp. Class A	NA1	4,612	652	225	23,687	—	—	80,558
Houghton Mifflin Harcourt Co.	18,789	—	—	—	62,703	—	—	81,492
Jaws Acquisition Corp. Class A	—	51,726	66,512	14,786	—	—	—	—
Momentive Global Inc.[2]	NA1	70,431	—	—	970	—	—	178,632
Vanguard Market Liquidity Fund	456,995	NA3	NA3	37	(37)	442	—	714,915
Vanguard Small-Cap ETF	196,329	207,999	156,835	14,032	43,236	5,277	—	304,761
Total	816,175			100,968	188,359	5,719	—	1,360,358
1	Not applicable—at October 31, 2020, the issuer was not an affiliated company of the fund.
2	In June 2021, SVMK Inc. changed its name to Momentive Global Inc..
3	Not applicable—purchases and sales are for temporary cash investment purposes.